THE MERGER (Details Textuals) (USD $)	9 Months Ended
Sep. 30, 2012
Merger additional details
The Company issued shares of common stock	2,611,375
The Company issued shares of Series A Preferred Stock in the Private Placement	1,807,229
Purchase shares of common stock	1,817,593
Issued options to purchase an aggregate shares of our common stock after merger	4,423,500
Strike prices range, lower limit	$ 0.13
Strike prices range, higher limit	$ 1.33
2011 Plan [Member]
Merger additional details
Shares of common stock for issuance as awards to officers, directors, employees, consultants and others before merger	6,475,750